Earning per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of U.S. dollars, except per unit numbers)	2018	2017	2018	2017
Net income	$19,882	$5,407	61,511	$33,808
Adjustment for:
Non-controlling interest	—	2,899	—	8,455
Preferred unitholders' interest in net income	3,288	—	8,951	—
Limited partners' interest in net income	16,594	2,508	52,560	25,353
Less: Dividends paid or to be paid (1)	(15,003)	(14,441)	(44,945)	(43,319)
Under (over) distributed earnings	1,591	(11,933)	7,615	(17,966)
Under (over) distributed earnings attributable to:
Common units public	860	(6,397)	4,115	(9,632)
Common units Höegh LNG	101	(767)	482	(1,155)
Subordinated units Höegh LNG	630	(4,769)	3,018	(7,179)
	1,591	(11,933)	7,615	(17,966)
Basic weighted average units outstanding (in thousands)
Common units public	17,901	17,649	17,827	17,644
Common units Höegh LNG	2,101	2,116	2,101	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156
Diluted weighted average units outstanding (in thousands)
Common units public	17,917	17,661	17,840	17,654
Common units Höegh LNG	2,101	2,116	2,101	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Basic earnings per unit (2):
Common unit public	$0.49	$0.07	$1.56	$0.74
Common unit Höegh LNG (3)	$0.51	$0.09	$1.63	$0.80
Subordinated unit Höegh LNG (3)	$0.51	$0.09	$1.63	$0.80

Diluted earnings per unit (2):
Common unit public	$0.49	$0.07	$1.55	$0.74
Common unit Höegh LNG (3)	$0.51	$0.09	$1.63	$0.80
Subordinated unit Höegh LNG (3)	$0.51	$0.09	$1.63	$0.80

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective March 23, 2018, the Partnership granted 14,584 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. The increase in weighted average number of units was not significant enough to change the earnings per unit for the three months ended
September 30, 2018. Therefore, the basic and diluted earnings per unit were the same for this period.

(3)
Includes total amounts attributable to incentive distributions rights of $398 and $1,193 for the three and nine months ended September 30, 2018, respectively, of which $55 and $164 for the three and nine months ended September 30, 2018, respectively, were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $343 and $1,029 for the three and nine months ended September 30, 2018, respectively, were attributed to subordinated units owned by Höegh LNG. For the three and nine months ended September 30, 2017, total amounts attributable to incentive distributions rights of $285 and $856, of which $40 and $119 were attributed to common units owned by Höegh LNG and $246 and $737 were attributed to subordinated units owned by Höegh LNG.